15. Investments (Tables)	12 Months Ended
Dec. 31, 2019
DisclosureOfSeasonalityTextBlock
Schedule of investees and the changes in the investments balance

The investment information is shown below:

Trip
Relevant investment information on December 31, 2019
Capital stock	1,318
Interest	60.00%
Total equity	2,103

Adjusted equity (a)	1,254
Net income for the year	129
Net income for the year attributable to the company’s interest	77

	Trip	Net Points
Relevant investment information on December 31, 2018
Total number of shares	-	130,492,408
Capital stock	1,318	75,351
Interest	60.0%	25.4%
Total equity	1,962	(20,758)

Adjusted equity (a)	1,177	-
Net Income for the year	644	(3,613)
Net Income for the year attributable to the company’s interest	387	-

(a)   Adjusted shareholders' equity corresponds to the percentage of total shareholders' equity net of unrealized profits.

Schedule of disposal of equity interest

15.2. Changes in Investments

Trip
Balances on December 31, 2018	1,177
Equity Method Results	77
Balances on December 31, 2019	1,254

Trip
Changes in Investments
Balances on December 31, 2017	1,333
Equity Method Results	387
Dividends and Interest on Shareholders’ Equity	(543)
Balances on December 31, 2018	1,177